Financial Assets and Financial Liabilities (Details) - Schedule of supplier account	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplier A [Member] | Purchase [Member]
Top 1 supplier
Excessive risk concentration			63.6%
Supplier A [Member] | Prepayment [Member]
Top 1 supplier
Excessive risk concentration			77.7%
Supplier B [Member] | Purchase [Member]
Top 1 supplier
Excessive risk concentration		41%
Supplier B [Member] | Prepayment [Member]
Top 1 supplier
Excessive risk concentration		76.7%
Supplier C [Member] | Purchase [Member]
Top 1 supplier
Excessive risk concentration	35%
Supplier C [Member] | Prepayment [Member]
Top 1 supplier
Excessive risk concentration	70.6%